Prepayment and Other Current Assets (Details) - Schedule of prepayments and other current assets - USD ($)		Jun. 30, 2020	Jun. 30, 2019
Schedule of prepayments and other current assets [Abstract]
Prepaid income tax expenses		$ 18,385
Prepayment of advertisement fees		706,265
Prepaid office rental			41,068
Prepaid office deposit		17,077	17,586
IPO cost		965,357	606,834
Employee loan	[1]		290,922
Other current assets		196,477	156,002
Total		$ 1,903,561	$ 1,112,412

[1]	The Company entered into a one-year loan agreement with an employee to lend RMB 2,000,000 with maturity date of January 29, 2020 and repayment due on February 13, 2020.